Nature of Operations, Basis of Presentation and Going Concern (Details Narrarive) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Number of common shares cancelled	19,500,000
Number of common shares issued	5,000,000
Net loss	$ 24,900	$ 7,562
Net cash in operating activities	32,857
Working capital deficit	2,350	5,250
Accumulated deficit	$ 32,462	$ 7,562